Reverse Recapitalization - Schedule of Reverse Recapitalization (Details) - shares	Oct. 13, 2024	Apr. 28, 2024	Dec. 29, 2023	Dec. 28, 2023	Apr. 30, 2023
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	40,087,785	40,087,785	39,918,036	17,422,009	11,422,476
Common stock, shares issued (in shares)	40,087,785	40,087,785		17,422,009	11,422,476
Class A Common Stock
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	40,087,785	40,087,785
Common stock, shares issued (in shares)	40,087,785	40,087,785
Legacy Pinstripes Stockholders
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)			33,449,433
Legacy Pinstripes Stockholders | Target Earnout Shares
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued (in shares)			5,000,000
Legacy Pinstripes Stockholders | EBITDA Earnout Shares
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued (in shares)			4,000,000
Legacy Pinstripes Stockholders | Class A Common Stock
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued (in shares)				1,242,975
Banyan Stockholders
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)			3,697,203
Banyan Stockholders | Sponsor Earnout Shares
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued (in shares)			1,830,000
Series I Investors
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)			2,721,400
Series I Investors | Class A Common Stock
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued (in shares)				507,025
Other Parties
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)			50,000
Certain Investors, Banyan | Class A Common Stock
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued (in shares)				1,018,750